Parent Company Only Condensed Financial Information - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities	¥ 7,380,266	$ 1,070,038	¥ 8,340,385	¥ 3,139,804
CASH FLOWS FROM INVESTING ACTIVITIES
Placement of time deposits	(679,486)	(98,516)	(1,308,296)	(1,038,017)
Redemption of time deposits	514,242	74,558	1,630,773	601,968
Placement of short-term investments	(58,268,079)	(8,448,077)	(220,850,351)	(105,279,461)
Redemption of short-term investments	59,953,714	8,692,471	220,345,863	87,699,180
Purchase of property, plant and equipment and intangible assets	(5,127,899)	(743,475)	(3,444,573)	(675,187)
Net cash used in investing activities	(4,364,661)	(632,816)	(4,257,244)	(18,737,725)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term borrowings and long-term borrowings	3,741,482	542,464	600,000
Proceeds from issuance of convertible debt			5,533,238
Proceeds from follow-on offering, net of issuance costs				9,990,955
Proceeds from issuance of ordinary shares			70
Net cash provided by financing activities	5,639,392	817,635	16,709,533	24,710,697
Effects of exchange rate changes on cash and cash equivalents	1,270,097	184,146	(472,129)	(376,646)
Net increase in cash, cash equivalents and restricted cash	9,925,094	1,439,003	20,320,545	8,736,130
Cash, cash equivalents at beginning of the year	27,854,224
Cash, cash equivalents at end of the year	38,478,016	$ 5,578,788	27,854,224
Parent company | Reportable legal entity
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities	450,517		367,063	109,961
CASH FLOWS FROM INVESTING ACTIVITIES
Payments to, and investments in subsidiaries, VIEs and VIEs' subsidiaries	(23,397,234)		(10,157,678)	(10,006,889)
Placement of time deposits			(298,284)
Redemption of time deposits			297,654	463,527
Placement of short-term investments	(2,609,767)		(173,133,568)	(75,367,086)
Redemption of short-term investments	8,036,663		180,386,757	60,452,428
Purchase of property, plant and equipment and intangible assets	(25)
Net cash used in investing activities	(17,970,363)		(2,905,119)	(24,458,020)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term borrowings and long-term borrowings	669,913
Repayment of long-term borrowings	(349,163)
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs				3,851,034
Proceeds from issuance of convertible debt			5,533,238
Proceeds from IPOs and concurrent private placements, net of issuance cost			11,004,778	11,034,685
Proceeds from follow-on offering, net of issuance costs				9,990,955
Proceeds from exercise of share options	6,728		1,139
Proceeds from issuance of ordinary shares	2,462,300		70
Net cash provided by financing activities	2,789,778		16,539,225	24,876,674
Effects of exchange rate changes on cash and cash equivalents	941,417		(387,668)	(20,248)
Net increase in cash, cash equivalents and restricted cash	(13,788,651)		13,613,501	508,367
Cash, cash equivalents at beginning of the year	14,762,875		1,149,374	641,007
Cash, cash equivalents at end of the year	¥ 974,224		¥ 14,762,875	¥ 1,149,374